Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related Party [Abstract]
Salaries and other short-term employee costs	$ 2,062	$ 1,969	$ 4,206	$ 4,001
Pension costs	71	106	204	240
Share-based compensation expense	6,875	8,604	12,449	13,821
Other compensation	8	9	18	22
Key management compensation	$ 9,016	$ 10,688	$ 16,877	$ 18,084